Investment Objectives and Goals - SoFi Social 50 Income ETF	Jun. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Social 50 Income ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Social 50 Income ETF (the “Fund”) seeks current income and long-term capital appreciation.